Ultimate parent and controlling party	12 Months Ended
Dec. 31, 2022
Ultimate parent and controlling party [Abstract]
Ultimate parent and controlling party	Ultimate Parent and Controlling partyExscientia plc is the ultimate parent company of the Group. There is no ultimate controlling party.